Selling and Distribution Expenses (Details) - Schedule of Selling and Distribution Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Distribution Expenses [Abstract]
Personnel expenses, note 20(b)	S/ 41,642	S/ 42,300	S/ 33,867
Third-party services	12,270	11,106	9,733
Advertising and promotion	7,548	6,417	5,637
Allowance for expected credit losses, note 7(d)	1,707	1,972	563
Other	3,658	3,442	1,720
Total selling and distribution expenses	S/ 66,825	S/ 65,237	S/ 51,520